Schedule of accrued liabilities and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Consideration payable for asset acquisition (Note a)	$ 1,160	¥ 8,153
Salary and welfare payable		7,861	12,798
Other tax payables		3,282	1,952
VAT received from customers related to contract liabilities		178	2,690
Provision for reserve for inventory purchase commitments			401
Others		2,866	3,851
Total		¥ 22,340	¥ 21,692